NOTE 7 –LOANS PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 195,662		$ 202,492	$ 442,151
Debt Instrument, Unamortized Discount			0	7,406
Long-Term Debt	195,662		202,492	434,745
Long-Term Debt, Current Maturities	95,407		94,342	315,450
Long-Term Debt, Excluding Current Maturities	100,255		108,150	119,295
Amortization of Debt Discount (Premium)			0	372,290
Adjustments to Additional Paid in Capital, Other				1,647,150
Loans Payable	238,610		235,949	239,308
Bridge Loan [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross				222,222
Debt Instrument, Payment Terms			Note was issued on November 1, 2020 and due on January 30, 2022
Debt Instrument, Interest Rate, Stated Percentage			1800.00%
Martus
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 95,407		$ 94,342	100,634
Debt Instrument, Payment Terms	Note was issued on October 23, 2018 and due on January 2, 2024		Note was issued on October 23, 2018 and due on January 3, 2023
Debt Instrument, Interest Rate, Stated Percentage	5.00%		500.00%
Swisspeers AG
Short-Term Debt [Line Items]
Long-Term Debt, Gross				9,605
Debt Instrument, Payment Terms			Note was issued on April 8, 2019 and due on October 4, 2022
Debt Instrument, Interest Rate, Stated Percentage			700.00%
Darlene Covi19
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 100,255		$ 108,150	109,690
Debt Instrument, Payment Terms	Note was issued on April 1, 2020 and due on March 31, 2025		Note was issued on April 1, 2020 and due on March 31, 2025
Debt Instrument, Interest Rate, Stated Percentage	0.00%		0.00%
Loan Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount				7,406
Third Party Loans [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Other Loans			0	600,000
Financing Receivable, Unamortized Loan Cost (Fee) and Purchase Premium (Discount)			0	66,666
Payments for Loans			232,018	344,483
Loans Payable [Member]
Short-Term Debt [Line Items]
Interest Expense	$ 3,645	$ 7,481	22,234	191,281
Amortization of Debt Discount (Premium)	$ 0	$ 7,407	7,407	$ 78,481
Loan Settlement [Member]
Short-Term Debt [Line Items]
Loans Payable			$ 1,516,667
[custom:CommonStockIssuedForSettlementOfDebtShares]			2,230,394
[custom:CommonStockIssuedForSettlementOfDebtValue]			$ 2,056,530